UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2014 to May 31, 2014

Item 1.   Schedule of Investments.
Attached hereto.

YAO Guggenheim China All-Cap ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.4%
	Basic Materials - 2.5%
265,994	Aluminum Corp. of China Ltd.(a) (b)	$95,035
70,000	Angang Steel Co. Ltd.(a)	38,643
115,999	China BlueChemical Ltd.	62,092
59,000	China Hongqiao Group Ltd.	41,627
261,994	China Lumena New Materials Corp.(b) (c)	31,765
90,000	China Molybdenum Co. Ltd.	41,907
261,994	China Precious Metal Resources Holdings Co. Ltd.(a)	28,048
103,000	Citic Pacific Ltd.	179,882
69,000	Dongyue Group Ltd.	28,657
134,999	Huabao International Holdings Ltd.	62,859
112,000	Hunan Nonferrous Metal Corp. Ltd.(a)	33,226
93,999	Jiangxi Copper Co. Ltd.	155,676
45,300	Kingboard Chemical Holdings Ltd.	84,956
143,999	Lee & Man Paper Manufacturing Ltd.	71,694
118,000	Maanshan Iron & Steel Co. Ltd.	24,200
111,999	Nine Dragons Paper Holdings Ltd.	72,808
231,998	Sinopec Shanghai Petrochemical Co. Ltd.	57,155
59,000	Xingda International Holdings Ltd.	23,363
70,500	Yingde Gases Group Co. Ltd.	77,111
60,000	Zhaojin Mining Industry Co. Ltd.	32,504
399,992	Zijin Mining Group Co. Ltd.	92,350
		1,335,558

	Communications - 22.6%
3,436	21Vianet Group, Inc., ADR(a) (b)	92,634
16,518	Baidu, Inc., ADR(a)	2,741,988
1,234	Bitauto Holdings Ltd., ADR(a)	51,384
157,993	China Communications Services Corp. Ltd.	74,993
267,499	China Mobile Ltd.	2,617,042
937,981	China Telecom Corp. Ltd.	471,837
305,995	China Unicom Hong Kong Ltd.	457,831
8,760	Ctrip.com International Ltd., ADR(a)	485,479
3,647	E-Commerce China Dangdang, Inc., ADR(a) (b)	36,543
7,288	Giant Interactive Group, Inc., ADR	85,707
4,876	NetEase, Inc., ADR	346,976
2,242	Perfect World Co. Ltd., ADR(a)	41,522
5,182	Qihoo 360 Technology Co. Ltd., ADR(a)	475,863
4,518	SINA Corp.(a)	202,452
2,019	Sohu.com, Inc.(a)	116,617
5,603	SouFun Holdings Ltd., ADR	67,068
39,000	TCL Communication Technology Holdings Ltd.	43,865
232,000	Tencent Holdings Ltd.	3,270,703
1,159	Vipshop Holdings Ltd., ADR(a)	188,523
8,821	Youku Tudou, Inc., ADR(a)	172,009
42,440	ZTE Corp.	81,892
		12,122,928

	Consumer, Cyclical - 7.3%
137,999	Air China Ltd.(b)	78,852
36,000	Ajisen China Holdings Ltd.	28,789
53,000	Anta Sports Products Ltd.	77,932
49,000	Baoxin Auto Group Ltd.	40,765
313,993	Belle International Holdings Ltd.	311,444
197,999	Bosideng International Holdings Ltd.	32,945
195,996	Brilliance China Automotive Holdings Ltd.	325,103
35,000	Byd Co. Ltd.(b)	171,548
224,000	China Dongxiang Group Co.	39,582
126,000	China Eastern Airlines Corp. Ltd.(a)	38,192
1,278	China Lodging Group Ltd., ADR(a)	32,078
80,000	China Resources Enterprise Ltd.	224,431
112,000	China Southern Airlines Co. Ltd.	32,215
163,999	China Travel International Investment Hong Kong Ltd.	32,999
58,000	China ZhengTong Auto Services Holdings Ltd.	29,999
53,000	Dah Chong Hong Holdings Ltd.	33,839
64,000	Digital China Holdings Ltd.(c)	56,893
192,000	Dongfeng Motor Group Co. Ltd.	294,701
329,993	Geely Automobile Holdings Ltd.	123,434
35,000	Golden Eagle Retail Group Ltd.	42,751
719,991	GOME Electrical Appliances Holding Ltd.	120,727
69,500	Great Wall Motor Co. Ltd.	285,066
147,999	Guangzhou Automobile Group Co. Ltd.	155,960
68,000	Haier Electronics Group Co. Ltd.	159,103
133,199	Hengdeli Holdings Ltd.	24,740
29,000	Hisense Kelon Electrical Holdings Co. Ltd.(a)	32,916
1,442	Home Inns & Hotels Management, Inc., ADR(a)	45,437
68,500	Intime Retail Group Co. Ltd.	66,530
61,000	LI Ning Co. Ltd.(a) (b)	42,959
44,000	Minth Group Ltd.	76,389
64,000	Newocean Energy Holdings Ltd.	42,678
93,000	Parkson Retail Group Ltd.	27,470
499,993	REXLot Holdings Ltd.(b)	54,817
43,400	Shanghai Pharmaceuticals Holding Co. Ltd.	81,617
30,999	Shenzhou International Group Holdings Ltd.	108,155
127,999	Skyworth Digital Holdings Ltd.	61,086
71,996	Springland International Holdings Ltd.	30,087
147,999	Sun Art Retail Group Ltd.(b)	173,904
33,400	Weichai Power Co. Ltd.	124,718
151,999	Xinyi Glass Holdings Ltd.(b)	106,653
49,000	Zhongsheng Group Holdings Ltd.	61,432
		3,930,936

	Consumer, Non-cyclical - 8.8%
653	51job, Inc., ADR(a)	40,702
156,000	Anxin-China Holdings Ltd.(b)	21,329
10,500	Biostime International Holdings Ltd.	70,831
148,999	China Agri-Industries Holdings Ltd.	61,499
68,500	China Huiyuan Juice Group Ltd.	38,080
72,495	China Medical System Holdings Ltd.	85,278
94,999	China Mengniu Dairy Co. Ltd.	466,237
225,989	China Modern Dairy Holdings Ltd.(a)	93,276
94,000	China Pharmaceutical Group Ltd.	74,080
21,000	China Shineway Pharmaceutical Group Ltd.	38,463
90,000	China Yurun Food Group Ltd.(a) (b)	40,862
511,993	CP Pokphand Co. Ltd.	54,812
16,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	49,426
52,501	Hengan International Group Co. Ltd.	556,976
82,000	Jiangsu Expressway Co. Ltd.	98,468
5,944	Mindray Medical International Ltd., ADR (b)	184,442
8,898	New Oriental Education & Technology Group, Inc., ADR	229,746
128,001	Shandong Weigao Group Medical Polymer Co. Ltd.	124,485
22,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.	83,581
78,000	Shenguan Holdings Group Ltd.	33,703
57,749	Shenzhen International Holdings Ltd.	68,677
163,994	Sihuan Pharmaceutical Holdings Group Ltd.	195,449
191,995	Sino Biopharmaceutical	156,509
59,601	Sinopharm Group Co. Ltd.	161,822
2,314	TAL Education Group, ADR(a)	53,199
129,999	Tingyi Cayman Islands Holding Corp.(b)	370,566
20,000	Tong Ren Tang Technologies Co. Ltd.	56,753
22,000	Tsingtao Brewery Co. Ltd.	173,095
74,000	Uni-President China Holdings Ltd.	57,460
18,000	Vinda International Holdings Ltd.	27,860
464,993	Want Want China Holdings Ltd.	648,943
35,000	Wumart Stores, Inc.	31,285
4,811	WuXi PharmaTech Cayman, Inc., ADR(a)	160,543
97,999	Zhejiang Expressway Co. Ltd.	97,077
		4,705,514

	Diversified - 0.4%
78,000	China Merchants Holdings International Co. Ltd.	230,390

	Energy - 14.7%
68,000	Anton Oilfield Services Group	51,748
116,000	Beijing Jingneng Clean Energy Co. Ltd.	52,217
276,993	China Coal Energy Co. Ltd.(b)	157,915
169,999	China Gas Holdings Ltd.	274,965
197,998	China Longyuan Power Group Corp.	220,141
121,999	China Oilfield Services Ltd.	300,869
1,719,183	China Petroleum & Chemical Corp.	1,558,872
229,996	China Shenhua Energy Co. Ltd.	630,394
91,000	China Suntien Green Energy Corp. Ltd.	30,987
38,000	CIMC Enric Holdings Ltd.	54,209
1,085,990	CNOOC Ltd.	1,862,990
511,995	GCL-Poly Energy Holdings Ltd.	159,153
43,000	Hilong Holding Ltd.	25,513
207,994	Kunlun Energy Co. Ltd.	339,102
1,425,986	PetroChina Co. Ltd.	1,701,336
226,000	Shougang Fushan Resources Group Ltd.	55,677
79,000	Sinopec Engineering Group Co. Ltd.	91,096
66,000	Sinopec Kantons Holdings Ltd.	55,249
62,000	SPT Energy Group, Inc.	37,745
5,024	Trina Solar Ltd., ADR(a) (b)	68,678
261,994	United Energy Group Ltd.(a)	39,200
131,999	Yanzhou Coal Mining Co. Ltd.	104,027
		7,872,083

	Financial - 31.8%
86,000	Agile Property Holdings Ltd.	66,555
1,617,982	Agricultural Bank of China Ltd.	722,076
4,624,965	Bank of China Ltd.	2,201,242
541,993	Bank of Communications Co. Ltd.	362,822
532,993	China Citic Bank Corp. Ltd.	310,049
3,640,978	China Construction Bank Corp.	2,672,165
60,000	China Everbright Ltd.	84,974
502,995	China Life Insurance Co. Ltd.	1,381,899
309,993	China Merchants Bank Co. Ltd.	570,970
362,492	China Minsheng Banking Corp. Ltd.	372,173
53,000	China Overseas Grand Oceans Group Ltd.	33,702
259,995	China Overseas Land & Investment Ltd.	677,407
131,200	China Pacific Insurance Group Co. Ltd.	438,295
125,999	China Resources Land Ltd.	255,152
176,000	China South City Holdings Ltd.	85,810
88,400	China Taiping Insurance Holdings Co. Ltd.(a)	154,157
168,994	Chongqing Rural Commercial Bank	78,035
57,001	CITIC Securities Co. Ltd.	122,928
112,000	COSCO Pacific Ltd.	147,928
461,873	Country Garden Holdings Co. Ltd.	194,211
4,413	E-House China Holdings Ltd., ADR	41,570
376,994	Evergrande Real Estate Group Ltd.(b)	166,787
100,000	Far East Horizon Ltd.	67,974
177,998	Franshion Properties China Ltd.	53,264
168,996	Glorious Property Holdings Ltd.(a)	25,067
28,000	Greentown China Holdings Ltd.(b)	27,375
68,400	Guangzhou R&F Properties Co. Ltd.	94,047
94,800	Haitong Securities Co. Ltd.	141,596
56,000	Hopson Development Holdings Ltd.(a)	52,223
4,089,973	Industrial & Commercial Bank of China Ltd.	2,658,790
125,999	Kaisa Group Holdings Ltd.	39,167
86,499	KWG Property Holding Ltd.	54,669
79,999	Longfor Properties Co. Ltd.	101,225
33,500	New China Life Insurance Co. Ltd.	104,783
487,000	People's Insurance Co. Group of China Ltd.	195,982
283,995	PICC Property & Casualty Co. Ltd.	418,321
129,500	Ping An Insurance Group Co. of China Ltd.	1,001,364
130,999	Poly Property Group Co. Ltd.	59,645
729,991	Renhe Commercial Holdings Co. Ltd.	38,133
32,000	Shanghai Industrial Holdings Ltd.	98,853
143,999	Shenzhen Investment Ltd.	47,177
84,499	Shimao Property Holdings Ltd.	170,242
249,993	Shui On Land Ltd.	65,135
265,493	Sino-Ocean Land Holdings Ltd.	139,716
113,999	SOHO China Ltd.	89,547
117,000	Sunac China Holdings Ltd.	60,364
38,000	Yanlord Land Group Ltd. (Singapore)	35,464
345,992	Yuexiu Property Co. Ltd.	68,726
		17,049,756

	Industrial - 6.2%
48,982	AAC Technologies Holdings, Inc.	289,042
88,000	Anhui Conch Cement Co. Ltd.(b)	316,680
163,999	AviChina Industry & Technology Co. Ltd.	88,632
80,500	BBMG Corp.	54,304
98,000	Beijing Capital International Airport Co. Ltd.(b)	67,247
298,993	China Communications Construction Co. Ltd.	199,767
173,999	China COSCO Holdings Co. Ltd.(b)	67,778
172,999	China Everbright International Ltd.	220,239
84,000	China High Speed Transmission Equipment Group Co. Ltd.	56,990
40,600	China International Marine Containers Group Co. Ltd.	72,162
63,000	China Lesso Group Holdings Ltd.	34,779
49,000	China Machinery Engineering Corp.(b)	31,538
193,998	China National Building Material Co. Ltd.	175,408
116,499	China Railway Construction Corp. Ltd.	98,573
257,993	China Railway Group Ltd.	120,129
116,000	China Resources Cement Holdings Ltd.	73,164
236,494	China Rongsheng Heavy Industries Group Holdings Ltd.(b)	49,721
116,999	China Shanshui Cement Group Ltd.	42,556
258,994	China Shipping Container Lines Co. Ltd.(a)	62,469
90,000	China Shipping Development Co. Ltd.	49,684
111,999	China State Construction International Holdings Ltd.	193,865
96,799	China Zhongwang Holdings Ltd.	29,341
123,999	CSR Corp. Ltd.	91,804
23,400	Dongfang Electric Corp. Ltd.	36,581
98,000	Guangshen Railway Co. Ltd.	37,036
43,000	Haitian International Holdings Ltd.	94,287
48,000	Harbin Electric Co. Ltd.	28,603
74,500	Kingboard Laminates Holdings Ltd.	27,482
130,999	Lonking Holdings Ltd.	23,148
186,999	Metallurgical Corp. of China Ltd.	35,215
127,999	NVC Lighting Holdings Ltd.	30,048
187,998	Shanghai Electric Group Co. Ltd.	67,896
76,000	SITC International Holdings Co. Ltd.	33,231
43,000	Sunny Optical Technology Group Co. Ltd.	51,580
191,000	Yangzijiang Shipbuilding Holdings Ltd.	153,879
8,706	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	29,426
33,499	Zhuzhou CSR Times Electric Co. Ltd.	98,514
98,799	Zoomlion Heavy Industry Science and Technology Co. Ltd.	65,756
		3,298,554

	Technology - 2.0%
26	Cheetah Mobile, Inc., ADR(a)	453
986,000	Hanergy Solar Group Ltd.	143,710
58,000	Ju Teng International Holdings Ltd.	44,213
51,000	Kingsoft Corp. Ltd.(b)	154,257
429,995	Lenovo Group Ltd.	532,436
16,500	NetDragon Websoft, Inc.	29,710
1,521,983	Semiconductor Manufacturing International Corp.(a)	129,565
64,000	Travelsky Technology Ltd.	54,483
		1,088,827

	Utilities - 3.1%
35,000	Beijing Enterprises Holdings Ltd.	299,080
273,993	Beijing Enterprises Water Group Ltd.	175,289
259,993	China Oil & Gas Group Ltd.	43,595
161,999	China Power International Development Ltd.	57,253
56,000	China Resources Gas Group Ltd.	171,548
119,999	China Resources Power Holdings Co. Ltd.	314,974
221,996	Datang International Power Generation Co. Ltd.	86,187
167,998	Guangdong Investment Ltd.	186,353
96,000	Huadian Power International Corp. Ltd.	53,987
213,994	Huaneng Power International, Inc.	226,057
209,992	Huaneng Renewables Corp. Ltd.	69,068
		1,683,391

	Total Common Stocks - 99.4%
	(Cost $55,549,384)	53,317,937

	Right - 0.0%
	Consumer, Non-cyclical - 0.0%*
15,400	Uni-President China Holdings Ltd., 07/17/2014(a) (c)	2,900
	(Cost $0)

	Total Long-Term Investments - 99.4%
	(Cost $55,549,384)	53,320,837

	Investments of Collateral for Securities Loaned - 2.5%

1,328,559	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)	1,328,559
	(Cost $1,328,559)

	Total Investments - 101.9%
	(Cost $56,877,943)	54,649,396
	Liabilities in excess of Other Assets - (1.9%)	(1,018,430)
	Net Assets - 100.0%	$ 53,630,966

ADR - American Depositary Receipt

* Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such security is $91,558, which represents 0.17% of net assets.

(d)
At May 31, 2014, the total market value of the Fund's securities on loan was $1,293,055 and the total market value of the collateral held by the Fund was $1,406,068, consisting of cash collateral of $1,328,559 and U.S. Government and Agency securities valued at $77,509.

(e)	Interest rate shown reflects yield as of May 31, 2014.

	Securities are classified by sectors that represent broad groupings of related industries.
		% of Long-Term
	Country Breakdown	Investments
	China	99.6%
	Singapore	0.4%

% of Long-Term
Currency Denomination	Investments
Hong Kong Dollar	88.4%
United States Dollar	11.2%
Singapore Dollar	0.4%

Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 56,976,618	$ 6,933,934	$ (9,261,156)	$ (2,327,222)

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 53,229	$ 57	$ 32	$ 53,318
Right	-	3	-	3
Investments of Collateral for Securities Loaned	1,328	-	-	1,328
Total	$ 54,557	$ 60	$ 32	$ 54,649

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending Balance		Unobservable
Category	at 5/31/14	Valuation Technique	Inputs

Common Stocks	$ 31,765	Last Trade with Adjustment	25% Discount

Significant changes in discount rate would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2 (in $000s)	$ 57

Transfer from Level 1 to Level 3 (in $000s)	$ 32

Transfer from Level 2 to Level 1 (in $000s)	$ 54

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2014:

LEVEL 3- Fair Value measurement	Common Stock
using significant unobservable inputs (in $000s)	Value in $000s
Beginning Balance at 8/31/13	$ -	*
Net Realized Gain/Loss	(116)
Change in Unrealized Gain/Loss	116
Purchases	-
Sales	-	*
Transfers In	32
Transfers Out	-
Ending Balance at 5/31/14	$ 32
* Market value is less than the minimum amount disclosed.

CQQQ Guggenheim China Technology ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.6%
	Common Stocks - 99.6%
	Basic Materials - 1.7%
$ 569,816	Kingboard Chemical Holdings Ltd.	$ 1,068,642

	Communications - 55.2%
42,731	21Vianet Group, Inc., ADR(a) (c)	1,152,028
34,795	Baidu, Inc., ADR(a)	5,775,970
15,348	Bitauto Holdings Ltd., ADR(a)	639,091
508,500	BYD Electronic International Co. Ltd.	333,187
646,029	China All Access Holdings Ltd.(c)	271,646
3,816,000	China Public Procurement Ltd.(a) (c)	194,419
693,526	Comba Telecom Systems Holdings Ltd.(c)	193,219
2,144,076	Coolpad Group Ltd.	525,444
90,646	Giant Interactive Group, Inc., ADR	1,065,997
36,341	NetEase, Inc., ADR	2,586,025
28,425	Perfect World Co. Ltd., ADR	526,431
27,683	Phoenix New Media Ltd., ADR(a) (c)	273,785
58,803	Qihoo 360 Technology Co. Ltd., ADR(a)	5,399,879
102,889	Renren, Inc., ADR(a) (c)	347,765
50,504	SINA Corp.(a)	2,263,084
25,144	Sohu.com, Inc.(a)	1,452,317
69,824	SouFun Holdings Ltd., ADR	835,793
494,016	TCL Communication Technology Holdings Ltd.	555,636
541,015	Tencent Holdings Ltd.	7,627,153
2,468,000	VODone Ltd.	257,848
91,618	Youku Tudou, Inc., ADR(a)	1,786,551
11,534	YY, Inc., ADR(a)	750,979
529,419	ZTE Corp.(c)	1,021,561
		35,835,808

	Consumer, Cyclical - 1.1%
805,033	Digital China Holdings Ltd. (b)	715,636

	Consumer, Non-cyclical - 0.8%
2,036,054	Anxin-China Holdings Ltd.(c)	278,374
39,899	iSoftStone Holdings Ltd., ADR(a) (c)	219,045
		497,419

	Energy - 5.7%
6,388,163	GCL-Poly Energy Holdings Ltd.(c)	1,985,757
25,793	JA Solar Holdings Co. Ltd., ADR(a) (c)	256,640
16,577	JinkoSolar Holding Co. Ltd., ADR(a) (c)	464,653
62,453	ReneSola Ltd., ADR(a) (c)	158,631
62,490	Trina Solar Ltd., ADR(a) (c)	854,238
		3,719,919

	Industrial - 10.3%
554,506	AAC Technologies Holdings, Inc.(c)	3,272,129
1,608,054	China Aerospace International Holdings Ltd.	149,337
578,000	China High Precision Automation Group Ltd.(a) (b)	38,320
1,527,048	Hi Sun Technology China Ltd.(a)	476,652
912,033	Kingboard Laminates Holdings Ltd.	336,441
536,000	Sunny Optical Technology Group Co. Ltd.	642,955
788,005	Tech Pro Technology Development Ltd.(a)	392,328
1,202,037	Truly International Holdings Ltd.(c)	733,351
376,014	Wasion Group Holdings Ltd.	266,262
108,475	Yingli Green Energy Holding Co. Ltd., ADR(a) (c)	366,645
		6,674,420

	Technology - 24.8%
22,123	AutoNavi Holdings Ltd., ADR(a)	460,822
9,049	Changyou.com Ltd., ADR(a) (c)	244,323
315	Cheetah Mobile, Inc., ADR(a)	5,589
876,000	China ITS Holdings Co. Ltd.(c)	163,834
950,008	Chinasoft International Ltd.(a)	296,535
12,274,262	Hanergy Solar Group Ltd.(c)	1,788,986
732,030	Ju Teng International Holdings Ltd.	558,020
1,220,040	Kingdee International Software Group Co. Ltd.	399,706
627,022	Kingsoft Corp. Ltd.(c)	1,896,525
4,284,081	Lenovo Group Ltd.	5,304,713
218,512	NetDragon Websoft, Inc.(c)	393,454
26,165	NQ Mobile, Inc., ADR(a) (c)	198,592
504,000	Pax Global Technology Ltd.(a) (c)	304,235
21,179	RDA Microelectronics, Inc., ADR	358,561
18,981,375	Semiconductor Manufacturing International Corp.(a) (c)	1,615,863
55,681	Shanda Games Ltd., ADR(a)	371,392
682,000	Shunfeng Photovoltaic International Ltd.(a)	930,686
750,031	TPV Technology Ltd.	137,373
782,032	Travelsky Technology Ltd.	665,735
		16,094,944

	Total Common Stocks - 99.6%
	(Cost $60,273,150)	64,606,788

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 18.5%
12,036,460	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)	12,036,460
	(Cost $12,036,460)

	Total Investments - 118.1%
	(Cost $72,309,610)	76,643,248
	Liabilities in excess of Other Assets - (18.1%)	(11,772,785)
	Net Assets - 100.0%	$ 64,870,463

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $753,956 which represents 0.1% of net assets applicable to common shares.

(c)	Security, or portion thereof, was on loan at May 31, 2014.
(d)	At May 31, 2014, the total market value of the Fund's securities on loan was $11,222,706 and the total market value of the collateral held by the Fund was $12,036,460.
(e)	Interest rate shown reflects yield as of May 31, 2014.

Securities are classified by sectors that represent broad groupings of related industries.

Country Breakdown	% of Long-Term Investments
China	100.0%
Subject to change daily.

Currency Denomination	% of Long-Term Investments
Hong Kong Dollar	55.4%
United States Dollar	44.6%
Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 72,394,310	$ 9,431,756	$ (5,182,818)	$ 4,248,938

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stock:
Basic Materials	$ 1,069	$ -	$ -	$ 1,069
Communications	35,836	-	-	35,836
Consumer, Cyclical	-	716		716
Consumer, Non-cyclical	497	-	-	497
Energy	3,720	-	-	3,720
Industrial	6,636	-	38	6,674
Technology	16,095	-	-	16,095
Investments of Collateral for Securities Loaned	12,036	-	-	12,036
Total	$ 75,889	$ 716	$ 38	$ 76,643

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Value as of May 31,
Investments, at Value	2014	Valuation Technique	Unobservable Inputs
Common Stock
Industrial	38,320	Last Trade With Adjustment	58% Discount

Significant changes in the discount percentage would generally result in significant changes in the fair value of the security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfer from Level 1 to Level 2 (in $000s)	$ 716

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2014:

LEVEL 3- Fair Value measurement	Common Stock
using significant unobservable inputs (in $000s)	Value in $000s
Beginning Balance at 8/31/13	$ 112
Net Realized Gain/Loss	(203)
Change in Unrealized Gain/Loss	129
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at May 31, 2014	$ 38

TAN Guggenheim Solar ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Common Stocks - 99.3%
	Bermuda - 9.3%
9,914,245	China Singyes Solar Technologies Holdings Ltd.	$13,708,421
192,735,069	Hanergy Solar Group Ltd.(a) (b)	28,091,324
		41,799,745

	British Virgin Islands - 1.5%
2,699,793	ReneSola Ltd., ADR (a) (b)	6,857,474

	Canada - 5.7%
2,335,582	5n Plus, Inc.(b)	9,184,450
647,103	Canadian Solar, Inc.(a) (b)	16,662,902
		25,847,352

	Cayman Islands - 30.4%
23,908,000	Comtec Solar Systems Group Ltd.(a) (b)	3,515,452
128,064	Daqo New Energy Corp., ADR(a) (b)	3,457,728
84,434,348	GCL-Poly Energy Holdings Ltd.(a)	26,246,368
1,467,369	Hanwha SolarOne Co. Ltd., ADR(a) (b)	3,639,075
1,118,827	JA Solar Holdings Co. Ltd., ADR(a) (b)	11,132,329
590,102	JinkoSolar Holding Co. Ltd., ADR(a) (b)	16,540,559
20,014,000	Shunfeng Photovoltaic International Ltd. (b)	27,311,942
1,344,739	Trina Solar Ltd., ADR (a) (b)	18,382,582
57,058,000	Xinyi Solar Holdings Ltd. (b)	15,234,209
3,396,453	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	11,480,011
		136,940,255

	Germany - 2.7%
306,740	SMA Solar Technology AG(a)	12,291,081

	Norway - 8.2%
1,074,175	REC Solar ASA(a) (b)	18,252,074
29,535,401	Renewable Energy Corp. ASA (b)	18,798,626
		37,050,700

	Switzerland - 3.8%
1,229,036	Meyer Burger Technology AG(a) (b)	16,979,243

	United States - 37.7%
689,480	Advanced Energy Industries, Inc. (b)	13,493,124
465,413	Enphase Energy, Inc.(a) (b)	3,932,740
652,855	First Solar, Inc. (b)	40,333,382
1,767,013	GT Advanced Technologies, Inc.(a) (b)	29,791,839
444,017	SolarCity Corp.(a) (b)	23,310,892
1,886,277	SunEdison, Inc. (b)	37,140,794
655,365	SunPower Corp.(a) (b)	21,849,869
		169,852,640

	Total Common Stocks - 99.3%
	(Cost $444,574,136)	447,618,490

	Investments of Collateral for Securities Loaned - 40.8%
183,857,218	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)	183,857,218
	(Cost $183,857,218)

	Total Investments - 140.1%
	(Cost $628,431,354)	631,475,708
	Liabilities in excess of Other Assets - (40.1%)	(180,844,117)
	Net Assets - 100.0%	$ 450,631,591

ADR - American Depositary Receipt
AG - Stock Corporation
ASA - Stock Company

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	Non-income producing security.

(c)	At May 31, 2014, the total market value of the Fund's securities on loan was $170,712,039 and the total market value of the collateral held by the Fund was $183,857,218.

(d)	Interest rate shown reflects yield as of May 31, 2014.

% of Long-Term
Country Breakdown	Investments
United States	38.0%
Cayman Islands	30.6%
Bermuda	9.3%
Norway	8.3%
Canada	5.8%
Switzerland	3.8%
Germany	2.7%
British Virgin Islands	1.5%

% of Long-Term
Currency Denomination	Investments
United States Dollar	57.6%
Hong Kong Dollar	25.5%
Norwegian Krone	8.3%
Swiss Franc	3.8%
Euro	2.7%
Canadian Dollar	2.1%

Subject to change daily.

See previously submitted notes to financial statements for the period ended February 28, 2014.

At May 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 658,704,492	$ 45,016,182	$ (72,244,966)	$ (27,228,784)

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the GFIA, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 447,619	$ -	$ -	$ 447,619
Investments of Collateral for Securities Loaned	183,857	-	-	183,857
Total	$ 631,476	$ -	$ -	$ 631,476

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

LEVEL 3- Fair Value measurement	Common Stock
using significant unobservable inputs (in $000s)	Value in $000s
Beginning Balance at 8/31/13	$ 402
Net Realized Gain/Loss	(2,613)
Change in Unrealized Gain/Loss	2,211
Purchases	-
Sales	-
Transfers In	-
Transfers Out	-
Ending Balance at 5/31/14	$ -

CGW Guggenheim S&P Global Water Index ETF
Portfolio of Investments
May 31, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Austria - 2.3%
131,456	Andritz AG	$7,837,938

	Bermuda - 1.8%
9,072,000	Beijing Enterprises Water Group Ltd.(a)	5,803,871
1,776,000	China Water Affairs Group Ltd.	579,557
		6,383,428

	Brazil - 2.1%
762,262	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	7,462,545

	China - 3.8%
5,700,000	China Everbright International Ltd.	7,256,464
5,568,000	Guangdong Investment Ltd.(a)	6,176,333
		13,432,797

	Finland - 0.8%
179,761	Kemira OYJ(a)	2,806,152

	France - 8.4%
646,745	Suez Environnement Co.(a)	13,008,290
859,128	Veolia Environnement SA(a) (b)	16,435,977
		29,444,267

	Israel - 1.9%
766,568	Israel Chemicals Ltd.	6,743,061

	Italy - 1.6%
1,253,633	Hera SpA(a)	3,592,356
142,630	Interpump Group SpA	2,002,700
		5,595,056

	Japan - 3.2%
1,038,000	Ebara Corp.	6,284,417
201,500	Kurita Water Industries Ltd.	4,372,814
44,900	Torishima Pump Manufacturing Co. Ltd.(a)	344,214
		11,001,445

	Netherlands - 3.0%
171,272	Aalberts Industries NV	5,640,574
133,509	Arcadis NV(a)	4,723,011
		10,363,585

	Singapore - 0.5%
6,856,000	SIIC Environment Holdings Ltd.(b)	831,262
1,006,000	United Envirotech Ltd.	1,039,182
		1,870,444

	South Korea - 2.9%
118,695	Coway Co. Ltd.	9,982,387

	Spain - 0.7%
110,737	Fomento de Construcciones y Contratas SA(b)	2,385,967

	Sweden - 4.2%
556,000	Alfa Laval AB	14,591,494

	Switzerland - 15.7%
67,291	Geberit AG	22,318,677
351,350	Pentair Ltd.	26,224,764
42,087	Sulzer AG	6,402,855
		54,946,296

	United Kingdom - 18.3%
672,735	Halma PLC	6,680,205
829,354	Pennon Group PLC(a)	10,906,366
154,465	Rotork PLC	6,744,167
531,524	Severn Trent PLC	17,545,753
1,520,900	United Utilities Group PLC	22,143,407
		64,019,898

	United States - 28.7%
84,695	Aegion Corp.(b)	2,030,139
86,423	American States Water Co.	2,616,888
397,629	American Water Works Co., Inc.	19,328,746
394,366	Aqua America, Inc.	10,009,009
25,506	Badger Meter, Inc.	1,263,312
95,655	Calgon Carbon Corp.(b)	2,051,800
106,479	California Water Service Group	2,348,927
24,438	Connecticut Water Service, Inc.	783,727
231,645	Danaher Corp.	18,167,917
69,617	Franklin Electric Co., Inc.	2,666,331
33,462	Gorman-Rupp Co.	1,061,080
144,005	IDEX Corp.	11,042,303
69,720	Itron, Inc.(b)	2,680,734
44,106	Layne Christensen Co.(b)	667,765
23,004	Lindsay Corp.(a)	1,939,007
282,954	Mueller Water Products, Inc., Class A	2,385,302
27,157	Nuverra Environmental Solutions, Inc.(a) (b)	462,212
144,869	Tetra Tech, Inc.	3,854,964
50,923	Watts Water Technologies, Inc., Class A	2,839,467
328,786	Xylem, Inc.	12,263,718
		100,463,348

	Total Common Stocks - 99.9%
	(Cost $259,201,085)	349,330,108

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 11.2%
39,333,315	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)	39,333,315
	(Cost $39,333,315)

	Total Investments - 111.1%
	(Cost $298,534,400)	388,663,423
	Liabilities in excess of Other Assets - (11.1%)	(38,803,311)
	Net Assets - 100.0%	$ 349,860,112

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)	Security, or portion thereof, was on loan at May 31, 2014.
(b)	Non-income producing security.
(c)
At May 31, 2014, the total market value of the Fund's securities on loan was $44,121,789 and the total market value of the collateral held by the Fund was $46,469,879, consisting of cash collateral of $39,333,315 and U.S. Government and Agency securities valued at $7,136,564.

(d)	Interest rate shown reflects yield as of May 31, 2014.

See previously submitted notes to financial statements for the period ended February 28, 2014.

% of Long-Term
Country Breakdown	Investments
United States	28.8%
United Kingdom	18.3%
Switzerland	15.7%
France	8.4%
Sweden	4.2%
China	3.9%
Japan	3.2%
Netherlands	3.0%
South Korea	2.9%
Austria	2.2%
Brazil	2.1%
Israel	1.9%
Bermuda	1.8%
Italy	1.6%
Finland	0.8%
Spain	0.7%
Singapore	0.5%

% of Long-Term
Currency Denomination	Investments
United States Dollar	32.8%
Pound Sterling	18.3%
Euro	16.7%
Swiss Franc	15.7%
Hong Kong Dollar	5.7%
All other currencies	10.8%

Subject to change daily.

At May 31 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation (Depreciation) on Foreign Currency
$ 301,602,201	$ 95,506,703	$ (8,445,481)	$ 87,061,222	$ (1,845)

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”).  Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$ 349,330	$ -	$ -	$ 349,330
Investments of Collateral for Securities Loaned	39,333	-	-	39,333
Total	$ 388,663	$ -	$ -	$ 388,663

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

During the nine months ended May 31, 2014, there were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	July 30, 2014

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 30, 2014